CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 151,037	$ 11,557	$ 29,660	$ 33,163	$ 18,878	$ 7,344
Accounts receivable:
Oil and gas sales	67,338	69,161		102,483
Joint interest billing	19,484	42,407		42,631
Other	16,758	22,193		1,090
Commodity derivative contracts	35,858	126,709		700
Other current assets	2,388	1,098		693
Total current assets	292,863	273,125		192,597
PROPERTY AND EQUIPMENT:
Oil and gas properties, on the basis of full cost accounting	3,558,960	3,442,681		3,060,661
Other property and equipment	14,734	13,454		11,113
Less accumulated depreciation, depletion, amortization and impairment	(2,119,458)	(1,333,019)		(976,880)
Net property and equipment	1,454,236	2,123,116		2,094,894
OTHER ASSETS:
Deferred income taxes	9,579	35,821
Other noncurrent assets	39,560	43,731		54,597
Total other assets	49,139	79,552		54,616
TOTAL	1,796,238	2,475,793		2,342,107
CURRENT LIABILITIES:
Accounts payable	8,818	22,783		21,493
Accrued liabilities	155,221	183,831		204,381
Commodity derivative contracts	1,867			27,880
Deferred income taxes	9,579	44,862
Total current liabilities	175,485	251,476		253,754
LONG-TERM LIABILITIES:
Asset retirement obligations	17,737	21,599	20,382	26,308	15,245	7,627
Long-term debt	1,924,412	1,735,150		1,701,150
Other long-term liabilities	1,401	1,706		1,954
Total long-term liabilities	$ 1,943,550	$ 1,758,455		$ 1,748,354
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,257,007 shares issued and 7,164,968 shares outstanding at June 30, 2015 and 7,049,173 shares issued and 6,995,705 shares outstanding at December 31, 2014	$ 73	$ 70		$ 69
Treasury stock	(3,021)	(2,592)		(664)
Additional paid-in-capital	886,284	882,528		871,667
Retained deficit	(1,206,136)	(414,147)		(531,076)
Total stockholders' (deficit) equity	(322,797)	465,862	257,583	339,999	677,469	$ 285,502
TOTAL	1,796,238	2,475,793		2,342,107
Series A Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock	3	3		3
Total stockholders' (deficit) equity	$ 3	$ 3	$ 3	$ 3	$ 3